May 3, 2013

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:      CNI Charter Funds (File Nos. 333-16093 and 811-07923)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify, on behalf of CNI Charter Funds (the “Trust”), that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those included as part of Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the SEC via EDGAR Accession No. 0001398344-13-002141 on April 30, 2013.

Please do not hesitate to contact me at (202) 373-6133 should you have any questions.

Very truly yours,

/s/Beau Yanoshik

Beau Yanoshik